Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Estimated Fair Value of Short-Term Investments

The following represents a summary of the estimated fair value of short-term investments at December 31, 2016 and 2015 (in thousands):

At December 31, 2016	Maturity (in years)	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Available-for-sale investment securities:
Commercial paper	Less than 1	$8,483	$1	$(2)	$8,482

Trading securities:
Mutual funds held for nonqualified deferred compensation plan participants		$354	$26	$(2)	$378
Total		$8,837	$27	$(4)	$8,860

At December 31, 2015	Maturity (in years)	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Available-for-sale investment securities:
Commercial paper	Less than 1	$21,712	$23	$—	$21,735
US Treasuries	Less than 1	2,035	—	(1)	2,034
Government-sponsored enterprise securities	Less than 1	4,029	—	(2)	4,027
		$27,776	$23	$(3)	$27,796
Trading securities:
Mutual funds held for nonqualified deferred compensation plan participants		$224	$1	$(3)	$222
Total		$28,000	$24	$(6)	$28,018

Summary of Accounts Receivable

Accounts receivable consisted of the following at (in thousands):

	December 31,
	2016	2015
Accounts receivable	$12,112	$14,583
Less allowance for doubtful accounts, and product returns	(940)	(528)
Total	$11,172	$14,055

Reconciliation of Change in Estimated Allowance for Doubtful Accounts, and Product Returns

The following table provides a reconciliation of the change in estimated allowance for doubtful accounts, and product returns for the years ended December 31, 2016, 2015 and 2014 (in thousands):

Allowance for doubtful accounts
Balance at December 31, 2013	$218
Provision for doubtful accounts and return reserves	188
Write-offs and adjustments, net of recoveries	(153)
Balance at December 31, 2014	$253
Provision for doubtful accounts and return reserves	70
Write-offs and adjustments, net of recoveries	(102)
Balance at December 31, 2015	$221
Provision for doubtful accounts and return reserves	632
Write-offs and adjustments, net of recoveries	(118)
Balance at December 31, 2016	$735

Summary of Inventory	Inventory consisted of the following at (in thousands):
	December 31,
	2016	2015
Raw materials	$9,375	$10,606
Work in process	4,395	3,394
Finished goods	7,425	3,543
Total	$21,195	$17,543

Summary of Property and Equipment

Property and equipment consisted of the following at (in thousands):

	December 31,
	2016	2015
Leasehold improvements	$8,851	$7,781
Computer equipment and software	7,844	6,599
Office furniture and equipment	4,185	3,898
Manufacturing and scientific equipment	16,785	12,793
	37,665	31,071
Less accumulated depreciation and amortization	(19,256)	(15,545)
Total	$18,409	$15,526

Summary of Capitalized Patents

The following represents the capitalized patents at December 31, 2016 and 2015 (in thousands)

	December 31,
	2016	2015
Gross amount	$3,247	$3,247
Accumulated amortization	(1,463)	(1,137)
Total	$1,784	$2,110
Weighted average remaining amortization period (in months)	66	78